Basis of presentation - deferred service contracts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Service Contracts [Abstract]
Deferred income	€ 224	€ 200
Amortization of Deferred Income	€ 68	€ 88